Finance income net (Tables)	12 Months Ended
Dec. 31, 2025
Finance income Net
Schedule of company's incurred finance income (expense)
Year ended December 31	2025	2024	2023
Interest income	$235	$206	$75
Remeasurement of royalty obligation	-	-	37
Accretion of acquisition payable	(27)	-	-
Bank charges and other interest	(35)	(31)	(27)
Finance expense from lease obligation	(51)	(10)	(20)
	$122	$165	$65

Schedule of company's paid finance income (expense)
Year ended December 31	2025	2024	2023
Interest received	$235	$206	$75
Other interest, net and banking fees	(35)	(31)	(27)
	$200	$175	$48